Note 1 - Summary of Significant Accounting Policies (Details Textual) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventory Valuation Reserves, Ending Balance	$ 52,922						$ 52,922		$ 52,922	$ 39,700
Net Income (Loss) Attributable to Parent, Total	(1,435,609)	$ (2,192,392)	$ (2,633,992)	$ (1,625,341)	$ (1,368,011)	$ (1,904,166)	(6,261,993)	$ (4,897,518)	(7,532,533)	(4,255,033)
Retained Earnings (Accumulated Deficit), Ending Balance	(31,382,226)						(31,382,226)		(25,120,233)	(17,587,700)
Net Cash Provided by (Used in) Operating Activities, Total							(5,478,838)	(4,369,478)	(6,589,487)	(3,188,440)
Proceeds from Issuance or Sale of Equity, Net of Issuance Costs									7,120,000
Cash and Cash Equivalents, at Carrying Value, Ending Balance	$ 2,237,624						2,237,624		2,783,719	$ 2,217,412	$ 1,270,973
Working Capital							$ 588,000		$ 817,000
Fair Value, Recurring [Member]
Financial and Nonfinancial Liabilities, Fair Value Disclosure				$ 0				$ 0
Warrants To Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)									63,321,294	32,192,294
Computers and Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)							3 years		3 years
Computers and Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)							5 years		5 years
Machinery and Furniture [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)							7 years		7 years
Machinery and Furniture [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)							10 years	10 years